UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Woodside Asset Management, Inc.
Address: 3000 Sand Hill Rd., Bldg. 2 Ste. 160
         Menlo Park, CA  94025



13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Claudia Belmessieri
Title:   Operations Manager
Phone:   650-854-5100
Signature, Place, and Date of Signing:

Claudia Belmessieri Menlo Park, CA February 7, 2003


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:  48
Form 13F Information Table Value Total:  $78,540


List of Other Included Managers:

No.   13F File Number        Name



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                                                          FORM 13F INFORMATION TABLE

				Class		     MktVal	 	Prn	Invst	Oth	Voting Authority
Name of Issuer		Title	Cusip	     x$100   Shs	Amt	Dscrt	Mgr	Sole		Shr	None
----------------------- ----- ---------  ------  ---  ---   ----- ---   ----------------------

AOL Time Warner Inc.	COM	00184A105	 138	 10548 SH	SOLE		 10548	0	0
American IntL Grp		COM	026874107	 201	  3477 SH	SOLE		  3477	0	0
Amercn Muni Term Tr III	COM	027654102	 375	 34950 SH	SOLE		 34950	0	0
Bemis Inc.			COM	081437105	2464	 49640 SH	SOLE		 49640	0	0
Blackrock Adv Term Tr	COM	09247A101	 407	 34343 SH	SOLE		 34343	0	0
Blackrock CA Ins Muni	COM	09247G108	 925	 56285 SH	SOLE		 56285	0	0
Blackrock Invt Quality	COM	09247J102	 396	 40870 SH	SOLE		 40870	0	0
Blackrock Broad Invtmt	COM	09247Q106	 182	 11355 SH	SOLE		 11355	0	0
Boston Properties Inc.	COM	101121101	1286	 34896 SH	SOLE		 34896	0	0
Calpine Corporation	COM	131347106	 760	233240 SH	SOLE		233240	0	0
ChoicePoint Inc.		COM	170388102	2378	 60228 SH	SOLE		 60228	0	0
Conagra Inc.		COM	205887102	2643	105680 SH	SOLE		105680	0	0
DRS Technologies Inc.	COM	23330X100	1045	 33340 SH	SOLE		 33340	0	0
Dentsply Intl Inc New	COM	249030107	2806	 75440 SH	SOLE		 75440	0	0
Equity Office Prop.	COM	294741103	1242	 49739 SH	SOLE		 49739	0	0
Equity Residential	COM	29476L107	2592	105451 SH	SOLE		105451	0	0
First Data Corp.		COM	319963104	2525	 71310 SH	SOLE		 71310	0	0
Flowserve Corp.		COM	34354P105	 642	 43395 SH	SOLE		 43395	0	0
Forest Labs.		COM	345838106	3073	 31290 SH	SOLE		 31290	0	0
Gen Dynamics Corp.	COM	369550108	2300	 28982 SH	SOLE		 28982	0	0
Hanover Compressor Co.	COM	410768105	1345	146568 SH	SOLE		146568	0	0
Hubbell Inc. Cl B		COM	443510201	2376	 67620 SH	SOLE		 67620	0	0
Intuit Inc.			COM	461202103	2577	 54925 SH	SOLE		 54925	0	0
Johnson & Johnson		COM	478160104	2723	 50704 SH	SOLE		 50704	0	0
Kerr-Mc Gee Corp.		COM	492386107	2302	 51956 SH	SOLE		 51956	0	0
Kimco Realty Corp.	COM	49446R109	2774	 90530 SH	SOLE		 90530	0	0
Kraft Foods Inc.		COM	50075N104	2487	 63885 SH	SOLE		 63885	0	0
L-3 Communications	COM	502424104	2252	 50155 SH	SOLE		 50155	0	0
Ligand Pharmaceuticals	COM	53220K207	 595	110890 SH	SOLE		110890	0	0
Mattel Inc.			COM	577081102	2785	145415 SH	SOLE		145415	0	0
Mettler-Toledo Intl.	COM	592688105	1678	 52340 SH	SOLE		 52340	0	0
Microsoft Corp.		COM	594918104	 203	  3928 SH	SOLE		  3928	0	0
Moodys Corp.		COM	615369105	 231	  5600 SH	SOLE		  5600	0	0
Oracle Corp.		COM	68389X105	 241	 22288 SH	SOLE		 22288	0	0
Pfizer Inc.			COM	717081103	1646	 53830 SH	SOLE		 53830	0	0
Rouse Co.			COM	779273101	2585	 81530 SH	SOLE		 81530	0	0
SCP Pool Corp.		COM	784028102	1456	 49855 SH	SOLE		 49855	0	0
Simon Property Grp Inc.	COM	828806109	3143	 92265 SH	SOLE		 92265	0	0
Sun Microsystems Inc.	COM	866810104	  45	 14500 SH	SOLE		 14500	0	0
SunGard Data Sys.Inc.	COM	867363103	2048	 86940 SH	SOLE		 86940	0	0
TCW DW Term Trust 2003	COM	87234U108	 406	 37335 SH	SOLE		 37335	0	0
Tyco Int'l Ltd (New)	COM	902124106	1117	 65415 SH	SOLE		 65415	0	0
Wal-Mart Stores, Inc.	COM	931142103	2734	 54135 SH	SOLE		 54135	0	0
Waste Management Inc.	COM	94106L109	1993	 86935 SH	SOLE		 86935	0	0
Werner Enterprises Inc.	COM	950755108	1364	 63363 SH	SOLE		 63363	0	0
Westpac Bnking Corp ADS	COM	961214301	2395	 62050 SH	SOLE		 62050	0	0
Nabors Industries Ltd.	COM	G6359F103	2374	 67315 SH	SOLE		 67315	0	0
RenaissanceRe Hldgs Ltd	COM	G7496G103	2285	 57690 SH	SOLE		 57690	0	0
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